Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.45%
Communication services: 8.67%
Diversified telecommunication services: 0.66%
AT&T, Inc.	202,045	$3,420,621
Verizon Communications, Inc.	118,799	4,754,336
		8,174,957
Entertainment: 1.27%
Electronic Arts, Inc.	6,916	964,644
Live Nation Entertainment, Inc.†	4,009	388,793
Netflix, Inc.†	12,368	7,456,915
Take-Two Interactive Software, Inc.†	4,469	656,630
Walt Disney Co.	51,706	5,769,355
Warner Bros Discovery, Inc.†	62,707	551,194
		15,787,531
Interactive media & services: 5.95%
Alphabet, Inc. Class A†	167,231	23,154,804
Alphabet, Inc. Class C†	140,746	19,673,476
Match Group, Inc.†	7,681	276,823
Meta Platforms, Inc. Class A	62,722	30,741,934
		73,847,037
Media: 0.60%
Charter Communications, Inc. Class A†	2,842	835,349
Comcast Corp. Class A	113,474	4,862,361
Fox Corp. Class A	6,986	208,113
Fox Corp. Class B	3,728	102,073
Interpublic Group of Cos., Inc.	10,823	339,842
News Corp. Class A	10,754	289,068
News Corp. Class B	3,244	90,800
Omnicom Group, Inc.	5,593	494,365
Paramount Global Class B	13,633	150,508
		7,372,479
Wireless telecommunication services: 0.19%
T-Mobile U.S., Inc.	14,379	2,348,091
Consumer discretionary: 10.36%
Automobile components: 0.07%
Aptiv PLC†	7,993	635,364
BorgWarner, Inc.	6,642	206,765
		842,129
Automobiles: 1.51%
Ford Motor Co.	111,113	1,382,245
General Motors Co.	38,699	1,585,885
Tesla, Inc.†	78,152	15,777,326
		18,745,456
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Broadline retail: 3.74%
Amazon.com, Inc.†	256,976	$45,423,078
eBay, Inc.	14,666	693,408
Etsy, Inc.†	3,384	242,599
		46,359,085
Distributors: 0.11%
Genuine Parts Co.	3,962	591,368
LKQ Corp.	7,562	395,417
Pool Corp.	1,093	435,145
		1,421,930
Hotels, restaurants & leisure: 2.04%
Airbnb, Inc. Class A†	12,285	1,934,519
Booking Holdings, Inc.†	986	3,420,266
Caesars Entertainment, Inc.†	6,096	264,993
Carnival Corp.†	28,470	451,534
Chipotle Mexican Grill, Inc.†	776	2,086,486
Darden Restaurants, Inc.	3,400	580,414
Domino’s Pizza, Inc.	986	442,073
Expedia Group, Inc.†	3,767	515,401
Hilton Worldwide Holdings, Inc.	7,246	1,480,503
Las Vegas Sands Corp.	10,431	568,698
Marriott International, Inc. Class A	6,971	1,741,844
McDonald’s Corp.	20,497	5,990,863
MGM Resorts International†	7,722	334,208
Norwegian Cruise Line Holdings Ltd.†	12,022	233,107
Royal Caribbean Cruises Ltd.†	6,661	821,634
Starbucks Corp.	32,288	3,064,131
Wynn Resorts Ltd.	2,713	285,408
Yum! Brands, Inc.	7,921	1,096,425
		25,312,507
Household durables: 0.38%
D.R. Horton, Inc.	8,516	1,272,631
Garmin Ltd.	4,325	594,039
Lennar Corp. Class A	7,069	1,120,507
Mohawk Industries, Inc.†	1,494	177,218
NVR, Inc.†	90	686,301
PulteGroup, Inc.	6,092	660,251
Whirlpool Corp.	1,550	166,455
		4,677,402
Leisure products: 0.01%
Hasbro, Inc.	3,685	185,319
Specialty retail: 2.03%
AutoZone, Inc.†	498	1,496,998
Bath & Body Works, Inc.	6,425	293,623
Best Buy Co., Inc.	5,474	442,737
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
CarMax, Inc.†	4,484	$354,236
Home Depot, Inc.	28,260	10,756,039
Lowe’s Cos., Inc.	16,308	3,924,846
O’Reilly Automotive, Inc.†	1,672	1,818,166
Ross Stores, Inc.	9,569	1,425,398
TJX Cos., Inc.	32,329	3,205,097
Tractor Supply Co.	3,055	776,948
Ulta Beauty, Inc.†	1,391	763,047
		25,257,135
Textiles, apparel & luxury goods: 0.47%
lululemon athletica, Inc.†	3,254	1,519,911
NIKE, Inc. Class B	34,588	3,594,731
Ralph Lauren Corp.	1,123	208,788
Tapestry, Inc.	6,476	307,804
VF Corp.	9,341	152,632
		5,783,866
Consumer staples: 5.81%
Beverages: 1.36%
Brown-Forman Corp. Class B	5,171	311,449
Coca-Cola Co.	109,954	6,599,439
Constellation Brands, Inc. Class A	4,567	1,134,991
Keurig Dr Pepper, Inc.	28,450	850,940
Molson Coors Beverage Co. Class B	5,232	326,581
Monster Beverage Corp.†	20,875	1,233,713
PepsiCo, Inc.	38,851	6,423,624
		16,880,737
Consumer staples distribution & retail: 1.83%
Costco Wholesale Corp.	12,511	9,306,808
Dollar General Corp.	6,202	901,213
Dollar Tree, Inc.†	5,906	866,292
Kroger Co.	18,700	927,707
Sysco Corp.	14,248	1,153,661
Target Corp.	13,044	1,994,688
Walgreens Boots Alliance, Inc.	20,262	430,770
Walmart, Inc.	120,933	7,087,883
		22,669,022
Food products: 0.78%
Archer-Daniels-Midland Co.	15,072	800,474
Bunge Global SA	4,106	387,483
Campbell Soup Co.	5,551	236,695
Conagra Brands, Inc.	13,506	379,248
General Mills, Inc.	16,426	1,054,221
Hershey Co.	4,235	795,841
Hormel Foods Corp.	8,184	289,059
J M Smucker Co.	2,999	360,390
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Food products(continued)
Kellanova	7,453	$411,033
Kraft Heinz Co.	22,529	794,823
Lamb Weston Holdings, Inc.	4,095	418,550
McCormick & Co., Inc.	7,101	488,975
Mondelez International, Inc. Class A	38,443	2,809,030
Tyson Foods, Inc. Class A	8,060	437,174
		9,662,996
Household products: 1.21%
Church & Dwight Co., Inc.	6,962	697,035
Clorox Co.	3,504	537,198
Colgate-Palmolive Co.	23,267	2,013,061
Kimberly-Clark Corp.	9,550	1,157,174
Procter & Gamble Co.	66,601	10,585,563
		14,990,031
Personal care products: 0.15%
Estee Lauder Cos., Inc. Class A	6,564	975,279
Kenvue, Inc.	48,702	925,338
		1,900,617
Tobacco: 0.48%
Altria Group, Inc.	49,978	2,044,600
Philip Morris International, Inc.	43,868	3,946,365
		5,990,965
Energy: 3.62%
Energy equipment & services: 0.30%
Baker Hughes Co.	28,434	841,362
Halliburton Co.	25,292	886,990
Schlumberger NV	40,365	1,950,841
		3,679,193
Oil, gas & consumable fuels: 3.32%
APA Corp.	8,667	258,190
Chevron Corp.	49,610	7,541,216
ConocoPhillips	33,554	3,776,167
Coterra Energy, Inc.	21,255	547,954
Devon Energy Corp.	18,105	797,706
Diamondback Energy, Inc.	5,058	923,186
EOG Resources, Inc.	16,479	1,886,186
EQT Corp.	11,623	431,795
Exxon Mobil Corp.	113,192	11,830,828
Hess Corp.	7,812	1,138,599
Kinder Morgan, Inc.	54,646	950,294
Marathon Oil Corp.	16,538	401,047
Marathon Petroleum Corp.	10,729	1,815,669
Occidental Petroleum Corp.	18,658	1,130,861
ONEOK, Inc.	16,462	1,236,625
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Phillips 66	12,432	$1,771,684
Pioneer Natural Resources Co.	6,593	1,550,608
Targa Resources Corp.	6,301	619,010
Valero Energy Corp.	9,621	1,360,987
Williams Cos., Inc.	34,376	1,235,473
		41,204,085
Financials: 12.66%
Banks: 3.14%
Bank of America Corp.	194,555	6,716,039
Citigroup, Inc.	54,082	3,001,010
Citizens Financial Group, Inc.	13,175	413,563
Comerica, Inc.	3,726	183,990
Fifth Third Bancorp	19,244	660,839
Huntington Bancshares, Inc.	40,920	533,597
JPMorgan Chase & Co.	81,694	15,199,986
KeyCorp	26,457	377,541
M&T Bank Corp.	4,690	655,381
PNC Financial Services Group, Inc.	11,256	1,656,883
Regions Financial Corp.	26,282	489,634
Truist Financial Corp.	37,687	1,318,291
U.S. Bancorp	43,998	1,846,156
Wells Fargo & Co.	102,623	5,704,812
Zions Bancorp NA	4,186	165,054
		38,922,776
Capital markets: 2.72%
Ameriprise Financial, Inc.	2,860	1,165,050
Bank of New York Mellon Corp.	21,732	1,218,948
BlackRock, Inc.	3,951	3,205,604
Blackstone, Inc.	20,079	2,566,498
Cboe Global Markets, Inc.	2,983	572,736
Charles Schwab Corp.	42,054	2,808,366
CME Group, Inc.	10,173	2,241,621
FactSet Research Systems, Inc.	1,073	496,348
Franklin Resources, Inc.	7,966	218,667
Goldman Sachs Group, Inc.	9,215	3,585,096
Intercontinental Exchange, Inc.	16,174	2,238,805
Invesco Ltd.	12,703	195,753
MarketAxess Holdings, Inc.	1,071	228,562
Moody’s Corp.	4,447	1,687,281
Morgan Stanley	35,713	3,072,746
MSCI, Inc.	2,235	1,253,768
Nasdaq, Inc.	9,619	540,588
Northern Trust Corp.	5,850	480,460
Raymond James Financial, Inc.	5,310	638,899
S&P Global, Inc.	9,156	3,922,247
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	8,720	$642,926
T Rowe Price Group, Inc.	6,315	715,805
		33,696,774
Consumer finance: 0.51%
American Express Co.	16,268	3,569,525
Capital One Financial Corp.	10,762	1,480,959
Discover Financial Services	7,066	852,866
Synchrony Financial	11,693	482,921
		6,386,271
Financial services: 4.22%
Berkshire Hathaway, Inc. Class B†	51,414	21,048,892
Fidelity National Information Services, Inc.	16,742	1,158,379
Fiserv, Inc.†	16,960	2,531,619
FleetCor Technologies, Inc.†	2,040	569,711
Global Payments, Inc.	7,358	954,333
Jack Henry & Associates, Inc.	2,058	357,619
Mastercard, Inc. Class A	23,400	11,109,384
PayPal Holdings, Inc.†	30,466	1,838,318
Visa, Inc. Class A	45,043	12,730,953
		52,299,208
Insurance: 2.07%
Aflac, Inc.	15,027	1,213,280
Allstate Corp.	7,395	1,179,650
American International Group, Inc.	19,838	1,445,992
Aon PLC Class A	5,658	1,787,871
Arch Capital Group Ltd.†	10,545	923,637
Arthur J Gallagher & Co.	6,101	1,488,217
Assurant, Inc.	1,486	269,635
Brown & Brown, Inc.	6,675	562,102
Chubb Ltd.	11,529	2,901,503
Cincinnati Financial Corp.	4,434	505,476
Everest Group Ltd.	1,226	452,247
Globe Life, Inc.	2,420	307,171
Hartford Financial Services Group, Inc.	8,499	814,544
Loews Corp.	5,173	388,647
Marsh & McLennan Cos., Inc.	13,933	2,818,228
MetLife, Inc.	17,570	1,225,332
Principal Financial Group, Inc.	6,198	501,170
Progressive Corp.	16,532	3,133,806
Prudential Financial, Inc.	10,201	1,111,807
Travelers Cos., Inc.	6,454	1,426,076
W R Berkley Corp.	5,757	481,285
Willis Towers Watson PLC	2,918	795,476
		25,733,152
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Health care: 12.20%
Biotechnology: 1.89%
AbbVie, Inc.	49,890	$8,783,135
Amgen, Inc.	15,123	4,141,131
Biogen, Inc.†	4,095	888,574
Gilead Sciences, Inc.	35,211	2,538,713
Incyte Corp.†	5,256	306,740
Moderna, Inc.†	9,374	864,658
Regeneron Pharmaceuticals, Inc.†	3,027	2,924,354
Vertex Pharmaceuticals, Inc.†	7,282	3,063,829
		23,511,134
Health care equipment & supplies: 2.50%
Abbott Laboratories	49,038	5,817,868
Align Technology, Inc.†	2,013	608,771
Baxter International, Inc.	14,336	586,629
Becton Dickinson & Co.	8,198	1,931,039
Boston Scientific Corp.†	41,376	2,739,505
Cooper Cos., Inc.	5,596	523,786
Dentsply Sirona, Inc.	5,987	195,655
DexCom, Inc.†	10,918	1,256,334
Edwards Lifesciences Corp.†	17,138	1,454,502
GE HealthCare Technologies, Inc.	11,452	1,045,339
Hologic, Inc.†	6,922	510,844
IDEXX Laboratories, Inc.†	2,348	1,350,640
Insulet Corp.†	1,973	323,572
Intuitive Surgical, Inc.†	9,949	3,836,334
Medtronic PLC	37,598	3,134,169
ResMed, Inc.	4,157	722,154
STERIS PLC	2,792	650,285
Stryker Corp.	9,554	3,335,015
Teleflex, Inc.	1,328	295,865
Zimmer Biomet Holdings, Inc.	5,905	734,346
		31,052,652
Health care providers & services: 2.58%
Cardinal Health, Inc.	6,965	779,941
Cencora, Inc.	4,711	1,109,912
Centene Corp.†	15,095	1,183,901
Cigna Group	8,269	2,779,542
CVS Health Corp.	36,294	2,699,185
DaVita, Inc.†	1,522	193,248
Elevance Health, Inc.	6,639	3,327,799
HCA Healthcare, Inc.	5,597	1,744,585
Henry Schein, Inc.†	3,690	282,174
Humana, Inc.	3,479	1,218,763
Laboratory Corp. of America Holdings	2,399	517,776
McKesson Corp.	3,760	1,960,502
Molina Healthcare, Inc.†	1,647	648,770
Quest Diagnostics, Inc.	3,177	396,775
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	26,136	$12,900,729
Universal Health Services, Inc. Class B	1,724	288,011
		32,031,613
Life sciences tools & services: 1.40%
Agilent Technologies, Inc.	8,268	1,135,693
Bio-Rad Laboratories, Inc. Class A†	591	192,595
Bio-Techne Corp.	4,469	328,784
Charles River Laboratories International, Inc.†	1,450	368,576
Danaher Corp.	18,584	4,704,354
Illumina, Inc.†	4,487	627,417
IQVIA Holdings, Inc.†	5,175	1,279,053
Mettler-Toledo International, Inc.†	613	764,546
Revvity, Inc.	3,487	382,140
Thermo Fisher Scientific, Inc.	10,918	6,225,225
Waters Corp.†	1,671	563,829
West Pharmaceutical Services, Inc.	2,091	749,331
		17,321,543
Pharmaceuticals: 3.83%
Bristol-Myers Squibb Co.	57,498	2,918,024
Catalent, Inc.†	5,094	292,090
Eli Lilly & Co.	22,533	16,982,671
Johnson & Johnson	68,025	10,977,875
Merck & Co., Inc.	71,606	9,104,703
Pfizer, Inc.	159,556	4,237,807
Viatris, Inc.	33,900	419,343
Zoetis, Inc.	12,974	2,573,133
		47,505,646
Industrials: 8.51%
Aerospace & defense: 1.48%
Axon Enterprise, Inc.†	1,990	611,666
Boeing Co.†	16,070	3,273,780
General Dynamics Corp.	6,401	1,749,073
Howmet Aerospace, Inc.	11,053	735,577
Huntington Ingalls Industries, Inc.	1,122	327,198
L3Harris Technologies, Inc.	5,356	1,133,651
Lockheed Martin Corp.	6,240	2,672,218
Northrop Grumman Corp.	4,005	1,846,385
RTX Corp.	40,632	3,643,471
Textron, Inc.	5,539	493,359
TransDigm Group, Inc.	1,563	1,840,808
		18,327,186
Air freight & logistics: 0.43%
CH Robinson Worldwide, Inc.	3,296	244,167
Expeditors International of Washington, Inc.	4,108	491,317
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Air freight & logistics(continued)
FedEx Corp.	6,536	$1,627,268
United Parcel Service, Inc. Class B	20,438	3,030,138
		5,392,890
Building products: 0.49%
A O Smith Corp.	3,471	287,746
Allegion PLC	2,481	317,245
Builders FirstSource, Inc.†	3,487	680,593
Carrier Global Corp.	23,710	1,317,802
Johnson Controls International PLC	19,224	1,139,407
Masco Corp.	6,344	486,965
Trane Technologies PLC	6,454	1,819,834
		6,049,592
Commercial services & supplies: 0.56%
Cintas Corp.	2,446	1,537,580
Copart, Inc.†	24,691	1,312,327
Republic Services, Inc.	5,779	1,061,024
Rollins, Inc.	7,933	349,607
Veralto Corp.	6,195	535,372
Waste Management, Inc.	10,357	2,129,917
		6,925,827
Construction & engineering: 0.08%
Quanta Services, Inc.	4,105	991,399
Electrical equipment: 0.63%
AMETEK, Inc.	6,522	1,175,134
Eaton Corp. PLC	11,283	3,260,787
Emerson Electric Co.	16,110	1,721,354
Generac Holdings, Inc.†	1,736	195,317
Hubbell, Inc.	1,516	577,096
Rockwell Automation, Inc.	3,240	923,659
		7,853,347
Ground transportation: 1.15%
CSX Corp.	55,841	2,118,608
JB Hunt Transport Services, Inc.	2,303	475,132
Norfolk Southern Corp.	6,390	1,619,098
Old Dominion Freight Line, Inc.	2,528	1,118,589
Uber Technologies, Inc.†	58,151	4,623,005
Union Pacific Corp.	17,226	4,370,064
		14,324,496
Industrial conglomerates: 0.80%
3M Co.	15,607	1,437,717
General Electric Co.	30,756	4,825,309
Honeywell International, Inc.	18,629	3,702,141
		9,965,167
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Machinery: 1.74%
Caterpillar, Inc.	14,416	$4,814,367
Cummins, Inc.	4,005	1,075,783
Deere & Co.	7,569	2,763,063
Dover Corp.	3,953	653,747
Fortive Corp.	9,931	845,426
IDEX Corp.	2,137	504,118
Illinois Tool Works, Inc.	7,737	2,028,255
Ingersoll Rand, Inc.	11,439	1,044,724
Nordson Corp.	1,531	406,710
Otis Worldwide Corp.	11,565	1,102,145
PACCAR, Inc.	14,781	1,639,065
Parker-Hannifin Corp.	3,630	1,943,684
Pentair PLC	4,671	363,357
Snap-on, Inc.	1,491	411,009
Stanley Black & Decker, Inc.	4,332	386,804
Westinghouse Air Brake Technologies Corp.	5,063	715,351
Xylem, Inc.	6,812	865,465
		21,563,073
Passenger airlines: 0.17%
American Airlines Group, Inc.†	18,468	289,578
Delta Air Lines, Inc.	18,183	768,596
Southwest Airlines Co.	16,845	577,278
United Airlines Holdings, Inc.†	9,268	421,601
		2,057,053
Professional services: 0.68%
Automatic Data Processing, Inc.	11,623	2,918,884
Broadridge Financial Solutions, Inc.	3,324	676,700
Ceridian HCM Holding, Inc.†	4,408	307,502
Equifax, Inc.	3,482	952,640
Jacobs Solutions, Inc.	3,558	521,781
Leidos Holdings, Inc.	3,886	496,864
Paychex, Inc.	9,085	1,114,003
Paycom Software, Inc.	1,386	252,792
Robert Half, Inc.	2,992	240,557
Verisk Analytics, Inc.	4,098	991,306
		8,473,029
Trading companies & distributors: 0.30%
Fastenal Co.	16,147	1,178,893
United Rentals, Inc.	1,915	1,327,612
WW Grainger, Inc.	1,248	1,214,878
		3,721,383
Information technology: 29.04%
Communications equipment: 0.78%
Arista Networks, Inc.†	7,121	1,976,363
Cisco Systems, Inc.	114,460	5,536,430
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Communications equipment(continued)
F5, Inc.†	1,687	$315,840
Juniper Networks, Inc.	9,011	333,677
Motorola Solutions, Inc.	4,690	1,549,529
		9,711,839
Electronic equipment, instruments & components: 0.60%
Amphenol Corp. Class A	16,907	1,846,921
CDW Corp.	3,785	931,905
Corning, Inc.	21,698	699,544
Jabil, Inc.	3,615	520,885
Keysight Technologies, Inc.†	5,018	774,277
TE Connectivity Ltd.	8,782	1,260,744
Teledyne Technologies, Inc.†	1,333	569,551
Trimble, Inc.†	7,030	430,166
Zebra Technologies Corp. Class A†	1,451	405,525
		7,439,518
IT services: 1.21%
Accenture PLC Class A	17,735	6,646,723
Akamai Technologies, Inc.†	4,262	472,741
Cognizant Technology Solutions Corp. Class A	14,169	1,119,634
EPAM Systems, Inc.†	1,630	496,172
Gartner, Inc.†	2,203	1,025,629
International Business Machines Corp.	25,803	4,774,329
VeriSign, Inc.†	2,510	490,178
		15,025,406
Semiconductors & semiconductor equipment: 9.52%
Advanced Micro Devices, Inc.†	45,656	8,790,150
Analog Devices, Inc.	14,081	2,701,017
Applied Materials, Inc.	23,639	4,766,095
Broadcom, Inc.	12,404	16,131,278
Enphase Energy, Inc.†	3,859	490,132
First Solar, Inc.†	3,019	464,594
Intel Corp.	119,136	5,128,805
KLA Corp.	3,841	2,620,714
Lam Research Corp.	3,724	3,494,043
Microchip Technology, Inc.	15,289	1,286,417
Micron Technology, Inc.	31,028	2,811,447
Monolithic Power Systems, Inc.	1,354	974,934
NVIDIA Corp.	69,797	55,217,803
NXP Semiconductors NV	7,284	1,819,033
ON Semiconductor Corp.†	12,171	960,535
Qorvo, Inc.†	2,751	315,127
QUALCOMM, Inc.	31,451	4,962,653
Skyworks Solutions, Inc.	4,504	472,560
Teradyne, Inc.	4,320	447,509
Texas Instruments, Inc.	25,664	4,294,357
		118,149,203
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Software: 10.68%
Adobe, Inc.†	12,866	$7,208,562
ANSYS, Inc.†	2,453	819,719
Autodesk, Inc.†	6,041	1,559,605
Cadence Design Systems, Inc.†	7,688	2,340,073
Fair Isaac Corp.†	698	886,397
Fortinet, Inc.†	18,011	1,244,740
Gen Digital, Inc.	15,933	342,400
Intuit, Inc.	7,920	5,250,089
Microsoft Corp.	210,021	86,873,086
Oracle Corp.	44,897	5,014,097
Palo Alto Networks, Inc.†	8,783	2,727,561
PTC, Inc.†	3,358	614,548
Roper Technologies, Inc.	3,019	1,644,540
Salesforce, Inc.†	27,495	8,491,006
ServiceNow, Inc.†	5,793	4,468,373
Synopsys, Inc.†	4,298	2,465,892
Tyler Technologies, Inc.†	1,189	519,759
		132,470,447
Technology hardware, storage & peripherals: 6.25%
Apple, Inc.	413,120	74,671,440
Hewlett Packard Enterprise Co.	36,251	552,103
HP, Inc.	24,575	696,210
NetApp, Inc.	5,900	525,808
Seagate Technology Holdings PLC	5,497	511,496
Western Digital Corp.†	9,162	544,864
		77,501,921
Materials: 2.24%
Chemicals: 1.51%
Air Products & Chemicals, Inc.	6,277	1,469,069
Albemarle Corp.	3,316	457,111
Celanese Corp.	2,830	430,075
CF Industries Holdings, Inc.	5,399	435,807
Corteva, Inc.	19,914	1,065,797
Dow, Inc.	19,820	1,107,541
DuPont de Nemours, Inc.	12,152	840,797
Eastman Chemical Co.	3,350	293,929
Ecolab, Inc.	7,171	1,612,328
FMC Corp.	3,525	198,775
International Flavors & Fragrances, Inc.	7,214	544,657
Linde PLC	13,702	6,149,732
LyondellBasell Industries NV Class A	7,241	726,127
Mosaic Co.	9,236	287,794
PPG Industries, Inc.	6,663	943,481
Sherwin-Williams Co.	6,654	2,209,328
		18,772,348
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Construction materials: 0.16%
Martin Marietta Materials, Inc.	1,746	$1,008,681
Vulcan Materials Co.	3,755	998,267
		2,006,948
Containers & packaging: 0.21%
Amcor PLC	40,842	370,029
Avery Dennison Corp.	2,276	492,822
Ball Corp.	8,910	570,418
International Paper Co.	9,778	345,750
Packaging Corp. of America	2,533	458,954
Westrock Co.	7,245	328,126
		2,566,099
Metals & mining: 0.36%
Freeport-McMoRan, Inc.	40,521	1,532,099
Newmont Corp.	32,567	1,017,719
Nucor Corp.	6,947	1,335,908
Steel Dynamics, Inc.	4,298	575,158
		4,460,884
Real estate: 2.26%
Health care REITs: 0.18%
Healthpeak Properties, Inc.	20,001	335,017
Ventas, Inc.	11,370	480,837
Welltower, Inc.	15,640	1,441,382
		2,257,236
Hotel & resort REITs: 0.03%
Host Hotels & Resorts, Inc.	19,934	413,431
Industrial REITs : 0.28%
Prologis, Inc.	26,110	3,479,680
Office REITs : 0.07%
Alexandria Real Estate Equities, Inc.	4,419	551,182
Boston Properties, Inc.	4,080	264,058
		815,240
Real estate management & development: 0.15%
CBRE Group, Inc. Class A†	8,613	791,449
CoStar Group, Inc.†	11,540	1,004,326
		1,795,775
Residential REITs : 0.26%
AvalonBay Communities, Inc.	4,013	710,421
Camden Property Trust	3,017	285,046
Equity Residential	9,765	587,951
Essex Property Trust, Inc.	1,814	419,760
Invitation Homes, Inc.	16,255	553,808
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	3,297	$414,367
UDR, Inc.	8,551	303,560
		3,274,913
Retail REITs : 0.28%
Federal Realty Investment Trust	2,076	209,364
Kimco Realty Corp.	18,792	371,330
Realty Income Corp.	23,500	1,224,585
Regency Centers Corp.	4,642	287,572
Simon Property Group, Inc.	9,219	1,365,703
		3,458,554
Specialized REITs : 1.01%
American Tower Corp.	13,173	2,619,583
Crown Castle, Inc.	12,264	1,348,304
Digital Realty Trust, Inc.	8,558	1,256,400
Equinix, Inc.	2,653	2,358,039
Extra Space Storage, Inc.	5,970	841,591
Iron Mountain, Inc.	8,251	648,859
Public Storage	4,472	1,269,467
SBA Communications Corp. Class A	3,049	637,942
VICI Properties, Inc.	29,234	874,973
Weyerhaeuser Co.	20,628	709,191
		12,564,349
Utilities: 2.08%
Electric utilities: 1.38%
Alliant Energy Corp.	7,211	344,325
American Electric Power Co., Inc.	14,860	1,265,923
Constellation Energy Corp.	9,025	1,520,261
Duke Energy Corp.	21,779	1,999,966
Edison International	10,831	736,725
Entergy Corp.	5,976	606,982
Evergy, Inc.	6,491	321,564
Eversource Energy	9,871	579,428
Exelon Corp.	28,129	1,008,143
FirstEnergy Corp.	14,593	534,250
NextEra Energy, Inc.	57,977	3,199,751
NRG Energy, Inc.	6,380	352,942
PG&E Corp.	60,289	1,006,223
Pinnacle West Capital Corp.	3,204	218,929
PPL Corp.	20,830	549,287
Southern Co.	30,819	2,072,578
Xcel Energy, Inc.	15,593	821,595
		17,138,872
Gas utilities: 0.04%
Atmos Energy Corp.	4,196	473,770
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.02%
AES Corp.	18,922	$287,615
Multi-utilities: 0.59%
Ameren Corp.	7,430	528,942
CenterPoint Energy, Inc.	17,837	490,517
CMS Energy Corp.	8,245	473,016
Consolidated Edison, Inc.	9,755	850,734
Dominion Energy, Inc.	23,646	1,130,988
DTE Energy Co.	5,826	631,247
NiSource, Inc.	11,678	304,329
Public Service Enterprise Group, Inc.	14,081	878,654
Sempra	17,784	1,255,550
WEC Energy Group, Inc.	8,914	699,660
		7,243,637
Water utilities: 0.05%
American Water Works Co., Inc.	5,502	652,207
Total common stocks (Cost $287,826,394)		1,209,157,673

		Yield
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class♠∞		5.24%	27,984,906	27,984,906
Total short-term investments (Cost $27,984,906)				27,984,906
Total investments in securities (Cost $315,811,300)	99.71%			1,237,142,579
Other assets and liabilities, net	0.29			3,619,467
Total net assets	100.00%			$1,240,762,046

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,092,232	$102,451,724	$(83,559,050)	$0	$0	$27,984,906	27,984,906	$747,159
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	123	3-15-2024	$30,177,924	$31,388,062	$1,210,138	$0
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$107,530,095	$0	$0	$107,530,095
Consumer discretionary	128,584,829	0	0	128,584,829
Consumer staples	72,094,368	0	0	72,094,368
Energy	44,883,278	0	0	44,883,278
Financials	157,038,181	0	0	157,038,181
Health care	151,422,588	0	0	151,422,588
Industrials	105,644,442	0	0	105,644,442
Information technology	360,298,334	0	0	360,298,334
Materials	27,806,279	0	0	27,806,279
Real estate	28,059,178	0	0	28,059,178
Utilities	25,796,101	0	0	25,796,101
Short-term investments
Investment companies	27,984,906	0	0	27,984,906
	1,237,142,579	0	0	1,237,142,579
Futures contracts	1,210,138	0	0	1,210,138
Total assets	$1,238,352,717	$0	$0	$1,238,352,717
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 29, 2024, $1,664,201 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund